Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000012470
Shareholder Report [Line Items]
Fund Name	Polaris Global Value Fund
Trading Symbol	PGVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Polaris Global Value Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Polaris Global Value Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://polarisfunds.com/resources/. You can also request this information by contacting us at (888) 263-5594.

Additional Information Phone Number	(888) 263-5594
Additional Information Website	https://polarisfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polaris Global Value Fund	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

While the fourth quarter faltered slightly, annual results for the MSCI World Index landed in resoundingly positive territory, up 18.67% for the year. A more comprehensive breakout of Index results showed that growth and U.S. stocks prevailed while small-cap, value and non-U.S. companies lagged. This proved out among the large-cap technology and consumer stocks such as Nvidia, Amazon.com and Apple, which drove Index results. And the Index skewed heavily toward U.S. stocks (at nearly 74%), while the more diversified Polaris Global Value Fund held only 42% of U.S. stocks. That diversity extended throughout the portfolio, with more small/mid-cap names and markedly more value plays than the Index, resulting in underperformance for the year, with the Polaris Global Value Fund returning 5.34%.

At the sector level, the Fund had double-digit gains from financials, consumer staples and utilities sectors, partially offset by negative results in two sectors: information technology and consumer discretionary. From a country perspective, the U.S. contributed most to the Fund's gains, but a significant underweight limited impact. Holdings in Germany, Ireland, Singapore and a handful of out-of-benchmark countries posted double-digit gains. Detractors were notable in countries suffering geopolitical turmoil, including France, South Korea and Canada.

Top Contributors

Top Detractors

  Allison Transmission Holdings, Inc.

  Williams Cos., Inc.

  United Therapeutics Corp.

  SLM Corp.

  JPMorgan Chase & Co.

  Samsung Electronics Co., Ltd.

  Teleperformance SE

  CVS Health Corp.

  Magna International, Inc.

  OpenText Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Polaris Global Value Fund	MSCI World Index
12/31/14	$10,000	$10,000
03/31/15	$10,517	$10,231
06/30/15	$10,607	$10,263
09/30/15	$9,673	$9,396
12/31/15	$10,155	$9,913
03/31/16	$10,227	$9,878
06/30/16	$9,891	$9,978
09/30/16	$10,798	$10,463
12/31/16	$11,340	$10,657
03/31/17	$11,880	$11,337
06/30/17	$12,497	$11,793
09/30/17	$12,964	$12,364
12/31/17	$13,676	$13,045
03/31/18	$13,336	$12,878
06/30/18	$13,513	$13,101
09/30/18	$13,745	$13,753
12/31/18	$11,945	$11,908
03/31/19	$13,185	$13,394
06/30/19	$13,604	$13,930
09/30/19	$13,445	$14,005
12/31/19	$14,668	$15,203
03/31/20	$10,012	$12,003
06/30/20	$11,880	$14,326
09/30/20	$12,398	$15,462
12/31/20	$15,644	$17,621
03/31/21	$17,347	$18,488
06/30/21	$17,815	$19,920
09/30/21	$17,627	$19,919
12/31/21	$18,052	$21,465
03/31/22	$17,218	$20,359
06/30/22	$14,991	$17,064
09/30/22	$13,603	$16,008
12/31/22	$15,883	$17,571
03/31/23	$16,329	$18,930
06/30/23	$16,607	$20,222
09/30/23	$16,237	$19,522
12/31/23	$18,229	$21,751
03/31/24	$19,307	$23,683
06/30/24	$19,119	$24,306
09/30/24	$20,397	$25,853
12/31/24	$19,202	$25,812

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Polaris Global Value Fund	5.34%	5.53%	6.74%
MSCI World Index	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 408,925,326
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 3,359,527
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$408,925,326
# of Portfolio Holdings	97
Portfolio Turnover Rate	17%
Investment Advisory Fees (Net of fees waived)	$3,359,527

Holdings [Text Block]

Country Weightings

(% total investments)*

Value	Value
United States	42.1%
Japan	8.4%
France	7.1%
South Korea	6.1%
Germany	5.9%
Canada	5.4%
United Kingdom	4.6%
Switzerland	3.7%
Norway	3.5%
Ireland	3.3%
Sweden	2.1%
Netherlands	1.4%
Puerto Rico	1.4%
Italy	1.3%
Singapore	1.3%
Taiwan	0.9%
China	0.6%
Chile	0.5%
Colombia	0.4%
Russia	0.0%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)*

Allison Transmission Holdings, Inc.	2.14%
Smurfit WestRock PLC	1.68%
United Therapeutics Corp.	1.59%
Capital One Financial Corp.	1.59%
Cullen/Frost Bankers, Inc.	1.57%
JPMorgan Chase & Co.	1.57%
Northern Trust Corp.	1.56%
SLM Corp.	1.56%
Methanex Corp.	1.55%
The Carlyle Group, Inc.	1.51%

* excluding cash equivalents